Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Archer Aviation Inc
Schedule of other current liabilities

	As of December 31,
	2020	2019
Accrued interest	$6	$—
Accrued bonus	155	43
Deposit liability related to cash received from the early exercise of stock options	117	—
Income tax payable	1	—
	$279	$43